Investments in associates and other investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments in associates and other investments
Schedule of investments in associates

	2024	2023
	$	$

Balance – Beginning of year	13,034	8,833
Investment in associates(i)	448	4,800
Share of loss and comprehensive loss, net	(1,665)	(599)
Gain on ownership dilution	366	—
Balance – End of year	12,183	13,034
(i)	On December 20, 2024, the Company acquired 1,790,000 units of Falco Resources Ltd. (“Falco”) at a price of $0.25 per unit for an aggregate amount of $0.4 million. Each unit consists of one common share of Falco and one common share purchase warrant exercisable to acquire one common share at a price of $0.35 within 5 years. As at December 31, 2024, Osisko Development holds an interest of 16% in the outstanding shares of Falco.

Schedule of other investments

	2024	2023
	$	$
Fair value through profit or loss (warrants)
Balance – Beginning of year	4	18
Acquisitions	298	—
Change in fair value	68	(14)
Balance – End of year	370	4

Fair value through other comprehensive income (shares)
Balance – Beginning of year	19,389	33,801
Consideration received from disposal of exploration properties	—	1,694
Disposal	(3,060)	(5,935)
Change in fair value	(6,366)	(10,171)
Balance – End of year	9,963	19,389
Total	10,333	19,393